Intangible Assets and Goodwill - Schedule of Goodwill (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Begining Balance	$ 2,124,673
Goodwill Acquired	2,699,431
Accumulated Impairment Loss
Ending Balance	$ 4,824,104